UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

BNY Mellon Investment Funds III
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2022

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Global Equity Income Fund

BNY Mellon International Bond Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Global Equity Income Fund

SEMI-ANNUAL REPORT April 30, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2021, through April 30, 2022, as provided by portfolio managers Jon Bell, Paul Flood, Ilga Haubelt and Robert Hay of Newton Investment Management Limited, sub-adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2022, the BNY Mellon Global Equity Income Fund’s (the “fund”) Class A shares produced a total return of −1.64%, Class C shares returned −1.97%, Class I shares returned −1.46% and Class Y shares returned −1.60%.1 In comparison, the fund’s benchmark, the FTSE World Index (the “Index”), produced a total return of −10.78% for the same period.2

Global markets lost ground during the reporting period under pressure from slowing Chinese economic growth, increasing inflation and uncertainties related to Russia’s invasion of Ukraine. The fund outperformed the Index by a substantial margin largely due to its bias in favor of dividend yield, which led it to emphasize shares in cyclical and value-oriented companies at a time when the market favored such issues.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks of companies located in the developed-capital markets, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. The fund may invest in the securities of companies of any market capitalization, and it may invest up to 30% of its assets in emerging markets. The fund’s portfolio managers typically will purchase stocks that, at the time of purchase, have a yield premium to the yield of the Index.

The portfolio managers will combine a top-down approach, emphasizing current economic trends and current investment themes on a global basis, with a bottom-up stock selection, based on fundamental research. Within markets and sectors determined to be relatively attractive, the portfolio managers seek what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector.

Markets Favor Value Over Growth as Russia Invades Ukraine, and Inflation Rises

The upward trajectory of global equities was interrupted toward the end of November 2022 as the new COVID-19 Omicron variant came to the fore. The picture for equities was muddied still further when the U.S. Federal Reserve (the “Fed”) surprised markets by embracing a more hawkish tone with regard to the tapering of the Fed’s asset-purchase program. Nevertheless, risk assets largely recovered these losses in December. However, the start of 2022 was the most challenging period faced by equity investors since the outbreak of the COVID-19 pandemic two years ago. While Russia’s invasion of Ukraine was the defining geopolitical and economic event contributing to equity market weakness during the period, by the time the invasion took place in February 2022, equity indices had already come under considerable pressure. The proximate cause was tightening U.S. monetary policy, as the Fed, having fallen ‘behind the curve’ in addressing inflationary pressures, signaled that U.S. interest-rate increases would now come earlier and potentially be more aggressive than previously foreshadowed. The prospect of quickly rising rates drove government bond yields steeply higher and put acute pressure on equities leveraged to future cash flows. Meanwhile, the oil price soared as tight supply/demand conditions already present were exacerbated by the invasion of Ukraine.

2

These forces drove a major rotation in the market from so-called “growth” to “value” stocks. Growth-oriented shares suffered as political instability and the threat of rising interest rates caused investors to question the relative value of future earnings. However, stocks in energy producers surged along with oil and gas prices, while cyclical and value-oriented sectors, such as utilities and consumer staples, proved relatively resilient.

Benefited from the Rotation into Cyclical and Value Stocks

The fund benefited from the market’s rotation away from growth stocks, which are viewed as being particularly sensitive to inflation and the prospect of higher interest rates, in favor of cyclical and value companies. On a sector basis, the biggest positive contribution to the fund’s performance relative to the Index came from positioning in information technology, owing in part to the fund’s zero weightings in non-dividend-paying Meta Platforms and Alphabet, but also to good performance from several individual fund holdings including Qualcomm and Infosys. The fund’s relative returns also benefited from positions in the consumer staples sector, led by British American Tobacco, which found favor with investors due to its attractive valuation and robust cash flow attributable to strong cigarette pricing. PepsiCo also performed well, reporting better-than-expected quarterly earnings and revenue, and raising its full-year revenue forecast. Yet another area of relatively positive performance was health care, with pharmaceutical giant Merck & Co. announcing robust growth on the back of very strong sales of its Keytruda cancer drug, vaccines and COVID-19 antiviral treatment. Bayer further aided relative returns in health care, with improvement in the outlook for the company’s pharmaceutical pipeline and crop division, and significant share repurchases. Finally, stock selection in industrials and financials proved positive, with particular strength in UK aerospace and defense contractor BAE Systems, which benefited from numerous governments announcing increased defense spending in response to the Russian invasion of the Ukraine, and U.S. regional bank First Horizon, which announced a successful takeover bid by Canadian bank Toronto Dominion at a premium to the pre-acquisition stock price.

Due to the fund’s strong relative returns, few holdings detracted notably from performance compared to the Index. Underweight exposure to the basic materials and energy sectors resulted in a modest headwind as oil and other commodity prices soared. Among individual holdings, shares in automotive companies Continental and Volkswagen underperformed amid supply-chain disruptions that negatively affected production and concerns regarding the potential impact of inflation on car demand.

Maintaining the Fund’s Disciplined Focus

Dividends have rebounded more strongly and rapidly than we typically see in the aftermath of a recession. Profit margins are expected to hit new all-time highs in the coming year—not only in the United States, where the technology sector has led to continued margin expansion in the past, but also in the rest of the world. At the same time, the valuations of income stocks remain attractive despite the recent market rotation toward value. The appeal of income stocks is further enhanced by the strong demand for income from the world’s aging populations and the asset class’s attractive spread over yields from fixed-income assets, such as government, corporate and high yield bonds. As recent history demonstrates, income stocks are likely to continue to outperform growth stocks as long as investors focus on inflation worries and expectations of higher interest rates. While there are some transitory aspects to the pickup in inflation, we believe that changes such as increased wages, the continuing impact of Russia’s invasion of Ukraine and a more hawkish stance by central bankers signal a return to the long-term trend of dividends driving equity market returns. To navigate this backdrop, we believe following an active, disciplined approach that emphasizes themes of structural change, quality, ESG (environmental,

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

social and governance) considerations and income, and that has stood the test of time, is as relevant today as it has ever been.

As of April 30, 2022, the fund retains its clear bias to income over growth, with no exposure to large-cap U.S. growth stocks. Among sectors, the fund holds significantly underweight exposure to technology, countered by overweight positions in stable, cash-generative businesses with sustainable dividend streams within the consumer staples, healthcare and utility sectors coupled with positive interest-rates sensitivity through the overweight in financials.

May 16, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The FTSE World Index is a market capitalization-weighted index representing the performance of the large- and mid-cap stocks from the Developed and Advanced Emerging segments of the FTSE Global Equity Index Series. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Global Equity Income Fund from November 1, 2021 to April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.75	$9.48	$4.48	$4.18
Ending value (after expenses)	$983.60	$980.30	$985.40	$984.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.86	$9.64	$4.56	$4.26
Ending value (after expenses)	$1,018.99	$1,015.22	$1,020.28	$1,020.58
†

Expenses are equal to the fund’s annualized expense ratio of 1.17% for Class A, 1.93% for Class C, .91% for Class I and .85% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 92.9%
Australia - 1.1%
Insurance Australia Group	1,109,395		3,518,684
China - 1.1%
Ping An Insurance Group Company of China, Cl. H	533,500		3,430,890
France - 3.2%
Sanofi	74,794		7,872,146
TotalEnergies	38,130		1,878,726
			9,750,872
Germany - 6.7%
Bayer	106,600		7,026,293
Continental	51,963		3,617,969
Deutsche Post	102,190		4,411,289
Muenchener Rueckversicherungs-Gesellschaft	22,283		5,332,098
			20,387,649
Hong Kong - 1.2%
Link REIT	411,800		3,550,763
India - 1.6%
Infosys, ADR	238,976		4,748,453
Ireland - 2.6%
Medtronic	77,321		8,069,219
Peru - 1.0%
Credicorp	21,222	[a]	2,947,523
Spain - 2.2%
Industria de Diseno Textil	323,849		6,791,098
Sweden - 1.8%
Svenska Handelsbanken, Cl. A	543,728		5,480,936
Switzerland - 7.9%
Cie Financiere Richemont, CI. A	34,597	[a]	4,021,657
Nestle	46,427		5,993,980
Roche Holding	20,477		7,583,998
Zurich Insurance Group	14,657		6,666,543
			24,266,178
Taiwan - 1.9%
Delta Electronics	697,000	[a]	5,817,942
United Kingdom - 17.6%
AstraZeneca	61,069		8,112,517
BAE Systems	744,578		6,935,393
British American Tobacco	194,123		8,180,938
British American Tobacco, ADR	58,741		2,454,199
Bunzl	59,760		2,314,489

6

Description		Shares		Value ($)
Common Stocks - 92.9% (continued)
United Kingdom - 17.6% (continued)
Informa		877,051	[a]	6,252,935
RELX		328,249		9,803,297
Smiths Group		58,372		1,068,020
Taylor Wimpey		2,077,284		3,262,225
The Sage Group		597,247		5,495,381
				53,879,394
United States - 43.0%
Chesapeake Energy		45,128		3,701,398
Cisco Systems		213,731		10,468,544
CME Group		23,268		5,103,603
CMS Energy		85,330		5,861,318
Comerica		68,537		5,613,180
Dominion Energy		80,238		6,550,630
Emerson Electric		88,393		7,971,281
Exelon		167,308		7,826,668
First Horizon		215,502		4,822,935
Hasbro		51,348		4,521,705
Hewlett Packard Enterprise		249,024		3,837,460
Hubbell		26,704		5,216,893
JPMorgan Chase & Co.		28,203		3,366,310
Marathon Petroleum		65,301		5,698,165
Merck & Co.		91,022		8,072,741
MetLife		80,213		5,268,390
Organon & Co.		112,506		3,637,319
PepsiCo		66,823		11,474,177
Philip Morris International		50,334		5,033,400
Qualcomm		32,698		4,567,584
State Street		44,996		3,013,382
Sysco		51,355		4,389,825
Texas Instruments		17,335		2,951,284
The Procter & Gamble Company		15,043		2,415,154
				131,383,346
Total Common Stocks (cost $242,153,526)				284,022,947
	Preferred Dividend Yield (%)
Preferred Stocks - 3.2%
Germany - 1.1%
Volkswagen	5.14	21,842		3,426,564
South Korea - 2.1%
Samsung Electronics	2.41	138,568		6,470,920
Total Preferred Stocks (cost $10,305,298)				9,897,484

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Maturity Date	Number of Warrants		Value ($)
Warrants - .1%
Switzerland - .1%
Cie Financiere Richemont (cost $0)	11/22/2023	188,850		133,957
	1-Day Yield (%)	Shares
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,273,929)	0.38	9,273,929	[b]	9,273,929
Total Investments (cost $261,732,753)		99.2%		303,328,317
Cash and Receivables (Net)		.8%		2,334,468
Net Assets		100.0%		305,662,785

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

8

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals Biotechnology & Life Sciences	13.8
Food, Beverage & Tobacco	10.8
Technology Hardware & Equipment	8.7
Insurance	7.9
Capital Goods	7.7
Banks	7.3
Utilities	6.6
Consumer Durables & Apparel	3.9
Energy	3.7
Software & Services	3.4
Commercial & Professional Services	3.2
Investment Companies	3.0
Diversified Financials	2.7
Health Care Equipment & Services	2.6
Semiconductors & Semiconductor Equipment	2.5
Automobiles & Components	2.3
Retailing	2.2
Media & Entertainment	2.1
Transportation	1.4
Food & Staples Retailing	1.4
Real Estate	1.2
Household & Personal Products	.8
99.2

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Value ($) 4/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.0%	7,082,007	68,324,319	(66,132,397)	9,273,929	5,492
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	-	6,806,864	(6,806,864)	-	532	††
Total - 3.0%	7,082,007	75,131,183	(72,939,261)	9,273,929	6,024

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	252,458,824	294,054,388
Affiliated issuers	9,273,929	9,273,929
Cash		28,203
Cash denominated in foreign currency	264,830	262,703
Receivable for shares of Beneficial Interest subscribed		3,106,111
Tax reclaim receivable—Note 1(b)		1,579,819
Dividends receivable		932,028
Receivable for investment securities sold		753,249
Prepaid expenses		42,878
		310,033,308
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		238,613
Payable for investment securities purchased		3,744,908
Payable for shares of Beneficial Interest redeemed		312,598
Trustees’ fees and expenses payable		3,510
Other accrued expenses		70,894
		4,370,523
Net Assets ($)		305,662,785
Composition of Net Assets ($):
Paid-in capital		236,553,765
Total distributable earnings (loss)		69,109,020
Net Assets ($)		305,662,785

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	52,524,118	15,967,928	237,121,988	48,751
Shares Outstanding	3,642,372	1,063,012	17,465,997	3,595
Net Asset Value Per Share ($)	14.42	15.02	13.58	13.56

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $291,492 foreign taxes withheld at source):
Unaffiliated issuers	4,276,916
Affiliated issuers	5,492
Income from securities lending—Note 1(c)	532
Total Income	4,282,940
Expenses:
Management fee—Note 3(a)	1,160,347
Shareholder servicing costs—Note 3(c)	195,357
Distribution fees—Note 3(b)	64,483
Professional fees	47,515
Registration fees	38,448
Custodian fees—Note 3(c)	17,523
Trustees’ fees and expenses—Note 3(d)	14,055
Prospectus and shareholders’ reports	10,612
Chief Compliance Officer fees—Note 3(c)	10,209
Loan commitment fees—Note 2	2,906
Miscellaneous	10,807
Total Expenses	1,572,262
Net Investment Income	2,710,678
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	31,535,598
Net realized gain (loss) on forward foreign currency exchange contracts	(5,581)
Net Realized Gain (Loss)	31,530,017
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(38,879,902)
Net Realized and Unrealized Gain (Loss) on Investments	(7,349,885)
Net (Decrease) in Net Assets Resulting from Operations	(4,639,207)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations ($):
Net investment income	2,710,678	5,766,488
Net realized gain (loss) on investments	31,530,017	34,686,927
Net change in unrealized appreciation (depreciation) on investments	(38,879,902)	43,729,454
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,639,207)	84,182,869
Distributions ($):
Distributions to shareholders:
Class A	(5,503,984)	(925,932)
Class C	(1,625,812)	(192,813)
Class I	(24,995,341)	(4,780,369)
Class Y	(4,587)	(762)
Total Distributions	(32,129,724)	(5,899,876)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	4,164,294	11,932,795
Class C	531,925	878,761
Class I	51,099,454	46,660,220
Class Y	7,914	7,881
Distributions reinvested:
Class A	4,186,925	701,787
Class C	1,406,560	166,151
Class I	20,328,783	3,912,304
Class Y	4,588	762
Cost of shares redeemed:
Class A	(5,298,844)	(14,670,732)
Class C	(2,197,501)	(13,796,463)
Class I	(40,055,285)	(65,254,810)
Class Y	(201)	(2,732)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	34,178,612	(29,464,076)
Total Increase (Decrease) in Net Assets	(2,590,319)	48,818,917
Net Assets ($):
Beginning of Period	308,253,104	259,434,187
End of Period	305,662,785	308,253,104

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Capital Share Transactions (Shares):
Class Aa
Shares sold	276,162	778,886
Shares issued for distributions reinvested	282,243	45,508
Shares redeemed	(350,490)	(960,861)
Net Increase (Decrease) in Shares Outstanding	207,915	(136,467)
Class Ca
Shares sold	33,981	53,790
Shares issued for distributions reinvested	90,972	10,446
Shares redeemed	(139,589)	(874,740)
Net Increase (Decrease) in Shares Outstanding	(14,636)	(810,504)
Class I
Shares sold	3,607,422	3,197,764
Shares issued for distributions reinvested	1,455,627	268,020
Shares redeemed	(2,815,030)	(4,483,100)
Net Increase (Decrease) in Shares Outstanding	2,248,019	(1,017,316)
Class Y
Shares sold	559	539
Shares issued for distributions reinvested	328	52
Shares redeemed	(14)	(194)
Net Increase (Decrease) in Shares Outstanding	873	397

[a]	During the period ended October 31, 2021, 2,180 Class C shares representing $34,519 were automatically converted to 2,260 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2022	Year Ended October 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	16.25	12.40	13.99	13.45	13.65	12.57
Investment Operations:
Net investment income[a]	.12	.28	.26	.33	.31	.24
Net realized and unrealized gain (loss) on investments	(.34)	3.84	(1.45)	1.36	.13	1.49
Total from Investment Operations	(.22)	4.12	(1.19)	1.69	.44	1.73
Distributions:
Dividends from net investment income	(.11)	(.27)	(.27)	(.33)	(.32)	(.27)
Dividends from net realized gain on investments	(1.50)	-	(.13)	(.82)	(.32)	(.38)
Total Distributions	(1.61)	(.27)	(.40)	(1.15)	(.64)	(.65)
Net asset value, end of period	14.42	16.25	12.40	13.99	13.45	13.65
Total Return (%)[b]	(1.64)[c]	33.36	(8.72)	13.85	3.14	14.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17[d]	1.18	1.19	1.17	1.18	1.28
Ratio of net investment income to average net assets	1.58[d]	1.77	1.95	2.54	2.26	1.93
Portfolio Turnover Rate	35.39[c]	26.61	18.42	27.51	21.82	26.35
Net Assets, end of period ($ x 1,000)	52,524	55,804	44,269	56,173	50,382	54,546

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2022	Year Ended October 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	16.86	12.85	14.47	13.86	13.98	12.79
Investment Operations:
Net investment income[a]	.06	.15	.17	.24	.22	.18
Net realized and unrealized gain (loss) on investments	(.36)	4.00	(1.51)	1.41	.12	1.50
Total from Investment Operations	(.30)	4.15	(1.34)	1.65	.34	1.68
Distributions:
Dividends from net investment income	(.04)	(.14)	(.15)	(.22)	(.14)	(.11)
Dividends from net realized gain on investments	(1.50)	-	(.13)	(.82)	(.32)	(.38)
Total Distributions	(1.54)	(.14)	(.28)	(1.04)	(.46)	(.49)
Net asset value, end of period	15.02	16.86	12.85	14.47	13.86	13.98
Total Return (%)[b]	(1.97)[c]	32.34	(9.42)	13.00	2.41	13.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93[d]	1.95	1.94	1.91	1.91	2.01
Ratio of net investment income to average net assets	.79[d]	.97	1.21	1.79	1.53	1.36
Portfolio Turnover Rate	35.39[c]	26.61	18.42	27.51	21.82	26.35
Net Assets, end of period ($ x 1,000)	15,968	18,165	24,255	49,830	49,068	56,969

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

16

Six Months Ended
April 30, 2022		Year Ended October 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.39	11.76	13.30	12.83	13.10	12.11
Investment Operations:
Net investment income[a]	.13	.30	.28	.35	.33	.31
Net realized and unrealized gain (loss) on investments	(.31)	3.64	(1.39)	1.30	.12	1.39
Total from Investment Operations	(.18)	3.94	(1.11)	1.65	.45	1.70
Distributions:
Dividends from net investment income	(.13)	(.31)	(.30)	(.36)	(.40)	(.33)
Dividends from net realized gain on investments	(1.50)	-	(.13)	(.82)	(.32)	(.38)
Total Distributions	(1.63)	(.31)	(.43)	(1.18)	(.72)	(.71)
Net asset value, end of period	13.58	15.39	11.76	13.30	12.83	13.10
Total Return (%)	(1.46)[b]	33.67	(8.53)	14.20	3.43	14.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[c]	.93	.94	.91	.90	.99
Ratio of net investment income to average net assets	1.86[c]	2.02	2.22	2.78	2.55	2.42
Portfolio Turnover Rate	35.39[b]	26.61	18.42	27.51	21.82	26.35
Net Assets, end of period ($ x 1,000)	237,122	234,242	190,883	309,206	262,268	296,215

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2022	Year Ended October 31,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.39	11.75	13.29	12.82	13.09	12.11
Investment Operations:
Net investment income[a]	.14	.30	.32	.37	.34	.31
Net realized and unrealized gain (loss) on investments	(.34)	3.65	(1.42)	1.29	.12	1.39
Total from Investment Operations	(.20)	3.95	(1.10)	1.66	.46	1.70
Distributions:
Dividends from net investment income	(.13)	(.31)	(.31)	(.37)	(.41)	(.34)
Dividends from net realized gain on investments	(1.50)	-	(.13)	(.82)	(.32)	(.38)
Total Distributions	(1.63)	(.31)	(.44)	(1.19)	(.73)	(.72)
Net asset value, end of period	13.56	15.39	11.75	13.29	12.82	13.09
Total Return (%)	(1.60)[b]	33.79	(8.47)	14.29	3.53	14.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85[c]	.92	.85	.84	.83	.92
Ratio of net investment income to average net assets	1.97[c]	2.03	2.48	2.93	2.61	2.45
Portfolio Turnover Rate	35.39[b]	26.61	18.42	27.51	21.82	26.35
Net Assets, end of period ($ x 1,000)	49	42	27	39,585	43,267	40,786

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Equity Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s Sub-Adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

20

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	149,602,740	134,420,207	††	-	284,022,947
Equity Securities - Preferred Stocks	-	9,897,484	††	-	9,897,484
Investment Companies	9,273,929	-		-	9,273,929
Warrants	133,957	-		-	133,957

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

22

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2022, BNY Mellon earned $72 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

24

net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2021 was as follows: ordinary income $5,899,876. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser and the Trust, the Trust had agreed to pay the Adviser a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended April 30, 2022, the Distributor retained $1,770 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2022, Class C shares were charged $64,483 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2022, Class A and Class C shares were charged $68,525 and $21,494, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees

26

when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2022, the fund was charged $5,565 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2022, the fund was charged $17,523 pursuant to the custody agreement.

During the period ended April 30, 2022, the fund was charged $10,209 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $193,370, Distribution Plan fees of $10,289, Shareholder Services Plan fees of $14,638, Custodian fees of $11,200, Chief Compliance Officer fees of $7,335 and Transfer Agent fees of $1,781.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange contracts (“forward contracts”), during the period ended April 30, 2022, amounted to $109,575,075 and $106,471,197, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2022 there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2022:

Average Market Value ($)
Forward contracts	91,421

At April 30, 2022, accumulated net unrealized appreciation on investments was $41,595,564, consisting of $58,214,083 gross unrealized appreciation and $16,618,519 gross unrealized depreciation.

28

At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

29

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 2-3, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Newton Investment Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including that there are no soft dollar arrangements in place for the fund) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a

30

group of institutional global equity income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global equity income funds (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional global equity income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except the one- and two-year periods when it was below the median, and above the Performance Universe median for all periods, except the one-year period when it was below the median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a four star rating for all periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were slightly higher than the Expense Group median and slightly higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Client”), and explained the nature of the Similar Client. They discussed differences in fees paid and

31

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Client to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

32

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

33

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Global Equity Income Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DEQAX Class C: DEQCX Class I: DQEIX Class Y: DEQYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6175SA0422

BNY Mellon International Bond Fund

SEMI-ANNUAL REPORT April 30, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2021, through April 30, 2022, as provided by David Leduc, CFA, Brendan Murphy, CFA and Scott Zaleski, CFA, Portfolio Managers employed by the fund’s sub-adviser, Insight North America LLC (“INA”)

Market and Fund Performance Overview

For the six-month period ended April 30, 2022, the BNY Mellon International Bond Fund’s (the “fund”) Class A shares produced a total return of −12.28%, Class C shares returned −12.65%, Class I shares returned −12.18% and Class Y shares returned −12.07%.1 In comparison, the fund’s benchmark, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”), produced a total return of −13.25% for the same period.2

International bonds lost ground during the period primarily as a result of sharply rising interest rates and, to a lesser extent, increasing strength in the U.S. dollar. The fund outperformed the Index, largely due to effective yield curve management and beneficial currency allocation.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated, fixed-income securities of foreign governments and companies located in various countries, including emerging markets.

Generally, the fund seeks to maintain a portfolio with an average credit quality of investment grade. The fund’s portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities and look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. The portfolio managers select securities for the fund’s portfolio by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies, focusing on sectors and individual securities that appear to be relatively undervalued, and actively trading among sectors.

Rising Rates Undermine Bond Markets

International bond investors faced turbulent geopolitical, macroeconomic and market conditions during the reporting period. Inflationary pressures increased early in the period due to pandemic-related government stimulus and accommodative monetary policies, along with rising commodity prices and supply-chain bottlenecks. These pressures intensified in February 2022 when Russia attacked Ukraine, causing already elevated energy and commodity prices to spike higher. Outbreaks of the Omicron variant of COVID-19 led to lockdowns of varying severity and duration across the globe, particularly in China, interrupting economic activity while adding to supply-chain strains and further exacerbating inflation. Despite the risks to growth from war and pandemic, central banks felt compelled to act to try to curb inflation. Numerous rate increases took place globally, and many more were priced in by financial markets. Several central banks also began the process of quantitative tightening. These conditions produced a distinctly unfavorable backdrop for bonds, which fell sharply in value, with no real safe havens. International bond prices were further undermined in U.S. dollar terms by the rising value of the U.S. dollar relative to most of the world’s currencies.

Yield Curve and Currency Positioning Enhance Relative Returns

While the fund’s returns were subject to the same broadly negative forces as the rest of the international bond market, returns relative to the Index benefited from strategic management decisions made during the reporting period. Early in the period, we positioned the fund defensively with regard to its duration and yield curve, underweighting the middle part of the curve in the United States and UK fixed-income markets. This approach reflected our belief that the potential for central bank rate hikes was underappreciated by the market. As a result, the fund was affected by rapidly increasing inflationary pressures less severely than the Index. As the market priced in more aggressive central bank tightening, we gradually covered some of the fund’s short duration positioning. To a lesser degree, the fund’s relative performance also benefited from small, long U.S. dollar positions held periodically during the period.

On the other hand, the fund’s sector positioning produced mixed results. Corporate bond exposure, both investment-grade and high yield, detracted from returns, despite a defensive valuation posture. Exposure to emerging-market securities detracted as well. The fund reduced its positions in these sectors as the period progressed, shifting toward an increasingly conservative sector profile. These negatives were largely offset by overweight exposure to sovereign securities. On balance, the fund’s sector positioning had little impact on relative performance. The fund used futures and interest-rate swaps to manage its duration and country positioning, used currency forwards to help manage its FX position and selectively used credit derivatives hedge its credit positions.

Remaining Defensively Positioned While Awaiting Clarity on Inflation

With markets currently pricing in more realistic expectations of upcoming central bank tightening, spreads have widened, and nominal yields have backed up significantly. Accordingly, we believe valuations have grown more attractive among sovereign bonds and select credit markets, with pricing currently much closer to fair value than six months ago. These changes have increased our optimism regarding the market’s potential going forward, leading us to shift the fund’s rate position closer to neutral relative to the Index. Nevertheless, significant challenges clearly remain in place, with the key unresolved questions focused on when inflation will peak, and how central banks will react as it does. Given these uncertainties, we continue to keep a close eye on inflation while waiting for greater clarity on how the rate hikes already priced in may affect the market outlook. As of April 30, 2022, we are maintaining the fund’s defensive credit positioning, with significantly

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

underweight exposure to investment-grade credit, high yield credit and emerging-market credit compared to the Index and the fund’s historical averages.

May 16, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 1, 2023, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Global Aggregate ex USD Index (Unhedged) is a flagship measure of global investment grade debt from 24 local currency markets, excluding U.S. dollar-denominated bonds. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed- and emerging-market issuers. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions and potentially less liquidity. These risks are generally greater with emerging-market countries than with more economically and politically established foreign countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Bond Fund from November 1, 2021 to April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.75	$8.22	$3.35	$2.94
Ending value (after expenses)	$877.20	$873.50	$878.20	$879.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.11	$8.85	$3.61	$3.16
Ending value (after expenses)	$1,019.74	$1,016.02	$1,021.22	$1,021.67
†

Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.77% for Class C, .72% for Class I and .63% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8%
Australia - .2%
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	685,000		447,255
Austria - 4.4%
Austria, Sr. Unscd. Bonds	EUR	0.03	2/20/2031	2,675,000	[b]	2,518,514
Austria, Sr. Unscd. Bonds	EUR	0.72	10/20/2028	5,050,000	[b]	4,965,036
Austria, Sr. Unscd. Bonds	EUR	1.20	10/20/2025	2,700,000	[b]	2,903,598
Raiffeisen Bank International, Sr. Unscd. Notes	EUR	0.05	9/1/2027	300,000		278,778
Raiffeisen Bank International, Sub. Notes	EUR	2.88	6/18/2032	600,000		566,316
					11,232,242
Belgium - 4.6%
Belgium, Sr. Unscd. Bonds, Ser. 90	EUR	0.40	6/22/2040	2,100,000	[b]	1,720,048
Belgium, Sr. Unscd. Bonds, Ser. 92	EUR	0.96	10/22/2031	7,340,000	[b]	6,776,206
Kingdom of Belgium, Sr. Unscd. Bonds, Ser. 74	EUR	0.80	6/22/2025	3,000,000	[b]	3,185,156
					11,681,410
Bermuda - .3%
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A		1.68	2/20/2046	974,667	[b]	871,180
Canada - 6.7%
BMW Canada Auto Trust, Ser. 2019-1, Cl. A3	CAD	2.35	2/20/2024	528,519		411,628
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	1,175,000	[b]	874,017
Canada, Bonds	CAD	1.25	6/1/2030	13,600,000		9,400,933
Canada, Bonds	CAD	2.00	12/1/2051	3,950,000		2,613,894
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	1,125,000	[b]	849,523
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. A3	CAD	1.15	11/15/2025	1,075,000	[b]	801,762
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. A3	CAD	1.05	11/20/2025	850,000	[b]	658,192
GMF Canada Leasing Trust, Ser. 2021-1A, Cl. A3	CAD	0.87	5/20/2026	1,125,000	[b]	853,569
MBarc Credit Canada, Ser. 2021-AA, Cl. A3	CAD	0.93	2/17/2026	875,000	[b]	657,961
					17,121,479
Cayman Islands - 1.8%
Arbor Realty Commercial Real Estate Notes CLO, Ser. 2021-FL4, Cl. A, 1 Month LIBOR +1.35%		1.90	11/15/2036	885,000	[b,c]	880,264
Carlyle US CLO, Ser. 2017-2A, Cl. A1R, 3 Month LIBOR +1.05%		2.11	7/20/2031	1,125,000	[b,c]	1,117,182

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
Cayman Islands - 1.8% (continued)
Race Point IX CLO, Ser. 2015-9A, CI. A1A2, 3 Month LIBOR +.94%		1.98	10/15/2030	975,000	[b,c]	969,319
RIN IV CLO, Ser. 2021-1A, CI. A, 3 Month LIBOR +1.30%		1.55	4/20/2033	700,000	[b,c]	693,659
TCI-Flatiron CLO, Ser. 2017-1A, CI. AR, 3 Month LIBOR +.96%		1.43	11/18/2030	925,000	[b,c]	918,213
					4,578,637
Chile - .1%
VTR Comunicaciones, Sr. Scd. Notes		5.13	1/15/2028	201,000	[b]	181,110
China - 5.9%
China, Bonds	CNY	3.73	5/25/2070	56,900,000		9,324,889
China, Bonds	CNY	3.76	3/22/2071	7,300,000		1,204,727
China, Unscd. Bonds	CNY	3.81	9/14/2050	27,900,000		4,579,231
					15,108,847
Colombia - .2%
Colombia, Sr. Unscd. Notes		4.13	5/15/2051	200,000		134,500
Colombia, Sr. Unscd. Notes		5.20	5/15/2049	480,000		362,400
					496,900
Dominican Republic - ..3%
Dominican Republic, Sr. Unscd. Bonds		6.00	2/22/2033	775,000	[b]	705,934
Finland - 3.0%
Finland, Sr. Unscd. Notes	EUR	0.35	9/15/2026	7,490,000	[b]	7,611,657
France - 8.1%
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	1,600,000		1,623,663
Electricite de France, Jr. Sub. Notes	EUR	2.63	12/1/2027	1,400,000	[d]	1,251,072
France, Bonds	EUR	1.25	5/25/2036	3,570,000	[b]	3,572,526
France, Bonds	EUR	2.50	5/25/2030	11,625,000		13,499,788
Orano, Sr. Unscd. Notes	EUR	2.75	3/8/2028	500,000		497,508
Orano, Sr. Unscd. Notes	EUR	4.88	9/23/2024	200,000		223,586
					20,668,143
Germany - 2.0%
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	0.50	2/15/2026	2,700,000		2,842,252
Bundesrepublik Deutschland Bundesanleihe, Sr. Unscd. Bonds	EUR	0.39	8/15/2052	3,150,000		2,400,971
					5,243,223
Greece - 1.6%
Hellenic Republic, Sr. Unscd. Notes	EUR	2.00	4/22/2027	4,000,000	[b]	4,138,161
Ireland - 5.9%
AerCap Global Aviation Trust, Gtd. Notes		3.00	10/29/2028	1,105,000		961,968

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
Ireland - 5.9% (continued)
AerCap Global Aviation Trust, Gtd. Notes		3.30	1/30/2032	778,000		647,733
Hammerson Ireland Finance DAC, Gtd. Notes	EUR	1.75	6/3/2027	1,400,000		1,320,059
Ireland, Bonds	EUR	2.00	2/18/2045	1,610,000		1,750,061
Ireland, Unscd. Bonds	EUR	0.35	10/18/2032	5,100,000		4,741,900
Irish Government, Unscd. Bonds	EUR	1.00	5/15/2026	5,350,000		5,698,729
					15,120,450
Italy - 1.7%
Banco BPM, Sub. Notes	EUR	2.88	6/29/2031	200,000		196,012
Banco BPM, Sub. Notes	EUR	3.38	1/19/2032	200,000		195,822
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. CAC	EUR	2.45	9/1/2050	4,260,000	[b]	3,898,778
					4,290,612
Japan - 13.6%
Japan (10 Year Issue), Bonds, Ser. 348	JPY	0.10	9/20/2027	363,850,000		2,815,163
Japan (20 Year Issue), Bonds, Ser. 156	JPY	0.40	3/20/2036	2,311,900,000		17,704,934
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	2,144,550,000		14,384,757
					34,904,854
Luxembourg - .5%
DH Europe Finance II, Gtd. Bonds	EUR	0.20	3/18/2026	280,000		279,635
EIG Pearl Holdings, Sr. Scd. Bonds		4.39	11/30/2046	470,000	[b]	399,361
JBS Finance Luxembourg, Gtd. Notes		3.63	1/15/2032	250,000		212,640
JBS Finance Luxembourg, Gtd. Notes		3.63	1/15/2032	550,000	[b]	470,250
					1,361,886
Malaysia - .6%
Malaysia, Bonds, Ser. 219	MYR	3.89	8/15/2029	7,530,000		1,660,666
Mexico - 2.3%
Alsea, Gtd. Notes		7.75	12/14/2026	747,000	[b]	750,974
Braskem Idesa, Sr. Scd. Notes		6.99	2/20/2032	275,000	[b]	247,276
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	100,000,000		4,496,852
Petroleos Mexicanos, Gtd. Notes		6.70	2/16/2032	469,000		405,045
					5,900,147
Netherlands - 6.1%
Airbus, Sr. Unscd. Notes	EUR	2.38	6/9/2040	634,000		600,548
Braskem Netherlands Finance, Gtd. Notes		5.88	1/31/2050	420,000	[b]	376,287
Coca-Cola HBC Finance, Gtd. Notes	EUR	0.63	11/21/2029	905,000		822,195
Coca-Cola HBC Finance, Gtd. Notes	EUR	1.00	5/14/2027	100,000		99,577
Enel Finance International, Gtd. Notes	EUR	0.38	6/17/2027	690,000		675,121
Netherlands, Bonds	EUR	0.15	7/15/2031	5,300,000	[b]	5,047,834

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
Netherlands - 6.1% (continued)
Netherlands, Bonds	EUR	0.27	1/15/2026	5,500,000		5,653,098
Prosus, Sr. Unscd. Notes		4.19	1/19/2032	900,000	[b]	760,271
Wintershall Dea Finance, Gtd. Bonds	EUR	0.84	9/25/2025	400,000		390,238
Wintershall Dea Finance, Gtd. Bonds	EUR	1.33	9/25/2028	1,200,000		1,072,174
Wintershall Dea Finance, Gtd. Bonds	EUR	1.82	9/25/2031	100,000		86,015
					15,583,358
Philippines - .1%
Philippine, Sr. Unscd. Notes		4.20	3/29/2047	283,000		264,134
Romania - .3%
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	405,000	[b]	370,722
Romania, Unscd. Notes	EUR	2.75	4/14/2041	425,000	[b]	301,879
					672,601
Singapore - 1.9%
Singapore, Bonds	SGD	2.63	5/1/2028	6,560,000		4,794,713
South Africa - .7%
South Africa, Sr. Unscd. Bonds, Ser. 2035	ZAR	8.88	2/28/2035	32,181,000		1,776,399
Spain - 1.8%
Lorca Telecom Bondco, Sr. Scd. Bonds	EUR	4.00	9/18/2027	925,000	[b]	896,717
Spain, Sr. Unscd. Bonds	EUR	2.90	10/31/2046	3,224,000	[b]	3,718,528
					4,615,245
Supranational - .7%
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	1,850,000		1,887,740
Thailand - .5%
GC Treasury Center, Gtd. Notes		4.40	3/30/2032	929,000	[b]	886,193
Thaioil Treasury Center, Gtd. Notes		5.38	11/20/2048	425,000		389,665
					1,275,858
United Arab Emirates - .3%
Mamoura Diversified Global Holding, Gtd. Notes		2.50	11/7/2024	755,000		740,967
United Kingdom - 8.3%
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	395,000		371,610
Brass No. 10, Ser. 10-A, Cl. A1		0.67	4/16/2069	354,524	[b]	342,190
British American Tobacco, Sub. Notes	EUR	3.00	12/27/2026	700,000	[d]	635,305
Gemgarto, Ser. 2021-1A, Cl. A, 3 Month SONIO +.59%	GBP	0.87	12/16/2067	761,979	[b,c]	956,934
Lanark Master Issuer, Ser. 2020-1A, Cl. 2A, 3 Month SONIO +.57%	GBP	0.75	12/22/2069	768,750	[b,c]	968,918
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	225,000	[b]	187,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
United Kingdom - 8.3% (continued)
Paragon Mortgages, Ser. 2025, Cl. B, 3 Month SONIO +1.07%	GBP	1.64	5/15/2050	250,000	[c]	313,736
Penarth Master Issuer, Ser. 2019-1A, Cl. A2, 1 Month SONIO +.70%	GBP	1.34	7/18/2024	1,180,000	[b,c]	1,484,951
Tower Bridge Funding, Ser. 2021-2, CI. A, 3 Month SONIO +.78%	GBP	0.95	11/20/2063	609,653	[c]	764,920
United Kingdom, Bonds	GBP	0.38	10/22/2026	2,200,000		2,607,091
United Kingdom, Bonds	GBP	0.63	10/22/2050	3,845,000		3,385,829
United Kingdom, Bonds	GBP	1.00	1/31/2032	4,970,000		5,736,747
United Kingdom, Bonds	GBP	1.50	7/22/2047	3,000,000		3,345,094
					21,100,635
United States - 13.3%
Air Lease, Sr. Unscd. Notes		2.88	1/15/2026	600,000		561,926
Ally Financial, Jr. Sub. Notes, Ser. B		4.70	5/15/2026	800,000	[d]	693,300
Americredit Automobile Receivables Trust, Ser. 2022-1, CI. A2		2.05	1/20/2026	310,000		308,583
Arbor Multifamily Mortgage Securities Trust, Ser. 2021-MF3, CI. A5		2.57	10/15/2054	420,000	[b]	370,771
BX Commercial Mortgage Trust, Ser. 2021-ACNT, Cl. A, 1 Month LIBOR +.85%		1.41	11/15/2038	1,185,000	[b,c]	1,163,219
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		2.05	6/15/2034	868,660	[b,c]	850,144
Cheniere Energy, Sr. Scd. Notes		4.63	10/15/2028	575,000		557,043
Cheniere Energy Partners, Gtd. Notes		4.00	3/1/2031	725,000		657,329
CPS Auto Receivables Trust, Ser. 2021-D, Cl. B		1.09	10/15/2027	1,280,000	[b]	1,233,494
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	875,000	[b]	802,532
DataBank Issuer, Ser. 2021-2A, CI. A2		2.40	10/25/2051	870,000	[b]	800,022
Energy Transfer, Jr. Sub. Bonds, Ser. A		6.25	2/15/2023	680,000	[d,e]	578,850
Energy Transfer, Jr. Sub. Bonds, Ser. F		6.75	5/15/2025	260,000	[d]	250,900
Energy Transfer, Sr. Unscd. Notes		4.00	10/1/2027	380,000		368,223
EQT, Sr. Unscd. Notes		3.13	5/15/2026	100,000	[b]	94,394
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	675,000		651,626
Federal Agricultural Mortgage Corporation Mortgage Trust, Ser. 2021-1, CI. A		2.18	1/25/2051	669,755	[b]	601,328

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.8% (continued)
United States - 13.3% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%		2.29	1/25/2051	236,793	[b,c,f]	230,259
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	196,000		200,909
Ford Motor, Sr. Unscd. Notes		3.25	2/12/2032	500,000		407,168
Ford Motor, Sr. Unscd. Notes		4.75	1/15/2043	625,000		504,334
HCA, Gtd. Notes		3.50	9/1/2030	348,000		312,248
HCA, Gtd. Notes		5.88	2/1/2029	435,000		453,742
Invitation Homes Operating Partnership, Gtd. Notes		4.15	4/15/2032	1,471,000		1,407,241
Kraft Heinz Foods, Gtd. Notes		4.88	10/1/2049	255,000		237,888
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	287,000	[b]	242,991
MPT Operating Partnership, Gtd. Bonds	EUR	0.99	10/15/2026	575,000		539,434
Netflix, Sr. Unscd. Notes		4.88	4/15/2028	1,157,000		1,134,346
New Economy Assets Phase 1 Sponsor, Ser. 2021-1, Cl. A1		1.91	10/20/2061	1,355,000	[b]	1,217,783
Rocket Mortgage, Gtd. Notes		3.63	3/1/2029	775,000	[b]	663,652
Santander Drive Auto Receivables Trust, Ser. 2021-4, CI. C		1.26	2/16/2027	620,000		588,020
SBA Tower Trust, Asset Backed Notes		2.59	10/15/2031	695,000	[b]	606,562
SLM, Sr. Unscd. Notes		4.20	10/29/2025	260,000		254,280
Stellantis Finance US, Gtd. Notes		2.69	9/15/2031	650,000	[b]	538,120
The Southern Company, Jr. Sub. Notes	EUR	1.88	9/15/2081	625,000		561,274
U.S. Treasury Notes		1.88	2/28/2029	11,550,000		10,788,422
VICI Properties, Gtd. Notes		3.88	2/15/2029	320,000		305,600
VICI Properties, Gtd. Notes		5.75	2/1/2027	775,000		785,153
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, 1 Month LIBOR +1.15%		1.70	2/15/2040	568,139	[b,c]	560,713
Western Midstream Operating, Sr. Unscd. Notes		4.55	2/1/2030	410,000		377,227
Western Midstream Operating, Sr. Unscd. Notes		4.65	7/1/2026	465,000		459,178
					33,920,228
Total Bonds and Notes (cost $282,246,267)				249,956,671

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .2%
Call Options - .2%
Australian Dollar, Contracts 1,439,000 Goldman Sachs		0.73	5/2/2022	1,439,000		46,221
Australian Dollar, Contracts 1,341,000 Goldman Sachs		0.73	5/19/2022	1,341,000		42,445
Australian Dollar, Contracts 1,439,000 Goldman Sachs		0.74	5/2/2022	1,439,000		66,268
Brazilian Real, Contracts 959,000 Goldman Sachs		5.00	6/15/2022	959,000		29,594
Euro, Contracts 1,439,000 Goldman Sachs		1.10	5/2/2022	1,439,000		50,405
Euro, Contracts 1,303,000 Barclays Capital	EUR	1.10	5/5/2022	1,303,000		32
Euro, Contracts 1,303,000 Goldman Sachs	EUR	1.12	5/5/2022	1,303,000		4
Mexican Peso, Contracts 1,393,000 Goldman Sachs		21.00	6/9/2022	1,393,000		12,397
New Zealand Dollar Cross Currency, Contracts 1,303,000 Goldman Sachs	EUR	1.57	5/5/2022	1,303,000		52,659
New Zealand Dollar Cross Currency, Contracts 1,303,000 Barclays Capital	EUR	1.60	5/5/2022	1,303,000		28,194
Pound Sterling Cross Currency, Contracts 1,275,000 Goldman Sachs	EUR	0.84	5/11/2022	1,275,000		6,748
Pound Sterling Cross Currency, Contracts 1,275,000 Goldman Sachs	EUR	0.85	5/11/2022	1,275,000		2,633
Swaption Receiver Markit CDX North America Investment Grade Index Series 38 , Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 11,600,000 Goldman Sachs		0.80	7/20/2022	11,600,000	[g]	32,442
Swaption Receiver Markit CDX North America Investment Grade Index Series 38 , Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 11,800,000 Goldman Sachs		0.78	7/20/2022	11,800,000	[g]	27,184
Swaption Receiver Markit iTraxx Europe Index Series 37 , Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 10,700,000 Citigroup	EUR	0.88	7/20/2022	10,700,000	[g]	37,122

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .2% (continued)
Call Options - .2% (continued)
Swaption Receiver Markit iTraxx Europe Index Series 37 , Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 10,800,000 Citigroup	EUR	0.80	7/20/2022	10,800,000	[g]	16,783
Taiwan Dollar, Contracts 1,233,000 Barclays Capital		29.42	5/16/2022	1,233,000		7,105
					458,236
Put Options - .0%
Australian Dollar, Contracts 1,341,000 Barclays Capital		0.75	5/19/2022	1,341,000		585
Australian Dollar, Contracts 1,341,000 Goldman Sachs		0.76	5/19/2022	1,341,000		224
Australian Dollar, Contracts 1,439,000 Goldman Sachs		0.76	5/2/2022	1,439,000		0
Brazilian Real, Contracts 959,000 Barclays Capital		4.63	6/15/2022	959,000		3,956
Brazilian Real, Contracts 959,000 Goldman Sachs		4.40	6/15/2022	959,000		862
Euro, Contracts 1,439,000 Goldman Sachs		1.11	5/2/2022	1,439,000		0
Euro, Contracts 1,439,000 Goldman Sachs		1.13	5/2/2022	1,439,000		0
Euro, Contracts 1,303,000 Goldman Sachs	EUR	1.08	5/5/2022	1,303,000		30,129
Mexican Peso, Contracts 1,393,000 Barclays Capital		20.12	6/9/2022	1,393,000		10,611
Mexican Peso, Contracts 1,393,000 Goldman Sachs		19.60	6/9/2022	1,393,000		2,961
New Zealand Dollar, Contracts 1,534,000 Goldman Sachs		0.70	5/5/2022	1,534,000		2
New Zealand Dollar Cross Currency, Contracts 1,371,000 Barclays Capital	EUR	1.54	5/5/2022	1,371,000		7
Pound Sterling Cross Currency, Contracts 1,275,000 Goldman Sachs	EUR	0.83	5/11/2022	1,275,000		1,698
Swedish Krona, Contracts 1,534,000 Barclays Capital		9.35	5/5/2022	1,534,000		109
Taiwan Dollar, Contracts 1,233,000 Barclays Capital		28.34	5/16/2022	1,233,000		338
Taiwan Dollar, Contracts 1,233,000 Goldman Sachs		28.75	5/16/2022	1,233,000		1,169
					52,651
Total Options Purchased (cost $444,192)				510,887

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,818,971)	0.38	1,818,971	[h] 1,818,971
Total Investments (cost $284,509,430)		98.7%	252,286,529
Cash and Receivables (Net)		1.3%	3,422,274
Net Assets		100.0%	255,708,803

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

SGD—Singapore Dollar

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $80,464,144 or 31.47% of net assets.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $578,850 and the value of the collateral was $586,249, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Exercise price is referenced as basis points.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Foreign Governmental	70.0
U.S. Treasury Securities	4.2
Asset-Backed Certificates/Auto Receivables	2.8
Commercial Mortgage Pass-Through Certificates	2.5
Diversified Financials	2.4
Energy	2.4
Real Estate	1.9
Collateralized Loan Obligations Debt	1.8
Asset-Backed Certificates	1.8
Utilities	1.0
Internet Software & Services	.7
Supranational Bank	.7
Investment Companies	.7
Chemicals	.6
Asset-Backed Certificates/Credit Cards	.6
Automobiles & Components	.6
Telecommunication Services	.5
Banks	.5
Food Products	.4
Health Care	.4
Agriculture	.4
Beverage Products	.4
Retailing	.3
Metals & Mining	.3
U.S. Government Agencies Collateralized Mortgage Obligations	.2
Aerospace & Defense	.2
Options Purchased	.2
U.S. Government Agencies Collateralized Municipal-Backed Securities	.1
Information Technology	.1
98.7

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Value ($) 4/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	506,878	75,728,808	(74,416,715)	1,818,971	3,282

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Value ($) 4/30/2022	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	3,000,950	10,775,601	(13,776,551)	-	5,285	††
Total - .7%	3,507,828	86,504,409	(88,193,266)	1,818,971	8,567

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	173	6/15/2022	16,075,394[a]	15,173,995	(901,399)
Euro-Bobl	112	6/8/2022	15,103,939[a]	15,026,877	(77,062)
Euro-Schatz	130	6/8/2022	15,166,611[a]	15,105,671	(60,940)
U.S. Treasury 10 Year Notes	3	6/21/2022	360,802	357,469	(3,333)
U.S. Treasury 2 Year Notes	60	6/30/2022	12,678,198	12,648,750	(29,448)
U.S. Treasury 5 Year Notes	146	6/30/2022	16,486,363	16,450,094	(36,269)
Futures Short
Canadian 10 Year Bond	46	6/21/2022	4,878,402[a]	4,524,625	353,777
Euro 30 Year Bond	12	6/8/2022	2,200,861[a]	2,164,504	36,357
Euro BTP Italian Government Bond	21	6/8/2022	3,161,200[a]	2,887,546	273,654
Euro-Bond	61	6/8/2022	9,965,680[a]	9,883,816	81,864
Japanese 10 Year Bond	9	6/13/2022	10,398,181[a]	10,376,267	21,914
Long Gilt	72	6/28/2022	10,659,010[a]	10,723,131	(64,121)
U.S. Treasury Ultra Long Bond	13	6/21/2022	2,208,352	2,085,688	122,664
Ultra 10 Year U.S. Treasury Notes	8	6/21/2022	1,055,290	1,032,000	23,290
Gross Unrealized Appreciation				913,520
Gross Unrealized Depreciation				(1,172,572)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Swaption Receiver Markit iTraxx Europe Index Series 37 , Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 2,700,000, Goldman Sachs	0.80	5/18/2022	2,700,000	[b]EUR	(837)
Australian Dollar, Contracts 1,341,000, Barclays Capital	0.73	5/19/2022	1,341,000		(42,445)
Australian Dollar, Contracts 1,439,000, Goldman Sachs	0.73	5/2/2022	1,439,000		(46,222)
Australian Dollar, Contracts 1,439,000, Goldman Sachs	0.74	5/2/2022	1,439,000		(66,268)
Brazilian Real, Contracts 959,000, Barclays Capital	5.00	6/15/2022	959,000		(29,594)
Chinese Yuan, Contracts 670,000, Barclays Capital	6.63	5/24/2022	670,000		(6,087)
Euro, Contracts 1,439,000, Goldman Sachs	1.10	5/2/2022	1,439,000		(50,405)
Euro, Contracts 1,303,000, Goldman Sachs	1.10	5/5/2022	1,303,000	EUR	(32)
Euro, Contracts 1,303,000, Goldman Sachs	1.12	5/5/2022	1,303,000	EUR	(4)
Mexican Peso, Contracts 1,393,000, Barclays Capital	21.00	6/9/2022	1,393,000		(12,397)
New Zealand Dollar Cross Currency, Contracts 1,303,000, Barclays Capital	1.57	5/5/2022	1,303,000	EUR	(52,658)
New Zealand Dollar Cross Currency, Contracts 1,303,000, Goldman Sachs	1.60	5/5/2022	1,303,000	EUR	(28,194)
Pound Sterling Cross Currency, Contracts 1,275,000, Goldman Sachs	0.84	5/11/2022	1,275,000	EUR	(6,748)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:(continued)
Pound Sterling Cross Currency, Contracts 1,275,000, Goldman Sachs	0.85	5/11/2022	1,275,000	EUR	(2,633)
Taiwan Dollar, Contracts 1,233,000, Goldman Sachs	29.42	5/16/2022	1,233,000		(7,105)
U.S Treasury 10 Year June Future, Contracts 43	121.00	5/20/2022	4,300,000		(13,438)
U.S Treasury 5 Year June Future, Contracts 145	114.00	5/20/2022	14,500,000		(23,789)
Put Options:
Swaption Payer Markit CDX North America Investment Grade Index Series 38 , Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 11,800,000, Goldman Sachs	0.98	7/20/2022	11,800,000	[b]	(45,367)
Swaption Payer Markit CDX North America Investment Grade Index Series 38 , Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 11,600,000, Goldman Sachs	1.00	7/20/2022	11,600,000	[b]	(42,373)
Swaption Payer Markit iTraxx Europe Index Series 37 , Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 2,700,000, Goldman Sachs	0.80	5/18/2022	2,700,000	[b]EUR	(16,417)
Swaption Payer Markit iTraxx Europe Index Series 37 , Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 10,800,000, Citigroup	1.00	7/20/2022	10,800,000	[b]EUR	(50,644)
Swaption Payer Markit iTraxx Europe Index Series 37 , Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 10,700,000, Citigroup	1.08	7/20/2022	10,700,000	[b]EUR	(39,981)

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options:(continued)
Australian Dollar, Contracts 1,341,000, Goldman Sachs	0.75	5/19/2022	1,341,000		(585)
Australian Dollar, Contracts 1,341,000, Barclays Capital	0.76	5/19/2022	1,341,000		(224)
Australian Dollar, Contracts 1,439,000, Goldman Sachs	0.76	5/2/2022	1,439,000		-
Brazilian Real, Contracts 959,000, Barclays Capital	4.40	6/15/2022	959,000		(862)
Brazilian Real, Contracts 959,000, Goldman Sachs	4.63	6/15/2022	959,000		(3,956)
Euro, Contracts 1,303,000, Barclays Capital	1.08	5/5/2022	1,303,000	EUR	(30,129)
Euro, Contracts 1,439,000, Goldman Sachs	1.11	5/2/2022	1,439,000		-
Euro, Contracts 1,439,000, Goldman Sachs	1.13	5/2/2022	1,439,000		-
Mexican Peso, Contracts 1,393,000, Barclays Capital	19.60	6/9/2022	1,393,000		(2,961)
Mexican Peso, Contracts 1,393,000, Goldman Sachs	20.12	6/9/2022	1,393,000		(10,611)
New Zealand Dollar, Contracts 1,534,000, Goldman Sachs	0.70	5/5/2022	1,534,000		(2)
New Zealand Dollar Cross Currency, Contracts 1,303,000, Goldman Sachs	1.54	5/5/2022	1,303,000	EUR	(7)
Pound Sterling Cross Currency, Contracts 1,275,000, Goldman Sachs	0.83	5/11/2022	1,275,000	EUR	(1,698)
Swedish Krona, Contracts 1,534,000, Barclays Capital	9.10	5/5/2022	1,534,000		(4)
Taiwan Dollar, Contracts 1,233,000, Goldman Sachs	28.34	5/16/2022	1,233,000		(338)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options:(continued)
Taiwan Dollar, Contracts 1,233,000, Barclays Capital	28.75	5/16/2022	1,233,000		(1,169)
U.S Treasury 10 Year June Future, Contracts 43	118.50	5/20/2022	4,300,000		(29,562)
U.S Treasury 5 Year June Future, Contracts 99	112.00	5/20/2022	9,900,000		(36,351)
U.S Treasury 5 Year June Future, Contracts 48	113.50	5/20/2022	4,800,000		(53,625)
Total Options Written (premiums received $543,739)					(755,722)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

b Exercise price is referenced as basis points.

EUR—Euro

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
Euro	744,000	British Pound	623,817	5/10/2022	829
United States Dollar	221,643	Malaysian Ringgit	935,000	5/10/2022	6,917
United States Dollar	516,000	Japanese Yen	63,937,606	5/10/2022	23,146
British Pound	6,506,657	United States Dollar	8,538,411	5/10/2022	(356,742)
United States Dollar	5,995,352	British Pound	4,600,000	5/10/2022	211,171
Chinese Yuan Renminbi	24,891,512	United States Dollar	3,881,674	5/10/2022	(138,351)
South Korean Won	7,308,879,000	United States Dollar	5,987,351	5/10/2022	(168,335)
Hungarian Forint	129,034,000	United States Dollar	384,617	5/10/2022	(25,260)
Czech Koruna	14,634,007	United States Dollar	659,936	5/10/2022	(33,392)
Indian Rupee	113,140,000	United States Dollar	1,482,394	5/10/2022	(4,240)
United States Dollar	452,958	Indian Rupee	34,798,000	5/10/2022	(1,672)
Euro	9,613,008	United States Dollar	10,566,826	5/10/2022	(421,019)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital(continued)
United States Dollar	1,902,563	Euro	1,756,086	5/10/2022	49,146
Indonesian Rupiah	31,056,789,000	United States Dollar	2,159,421	5/10/2022	(18,661)
United States Dollar	2,144,806	Indonesian Rupiah	31,056,789,000	5/10/2022	4,046
Chilean Peso	212,617,000	United States Dollar	269,986	5/10/2022	(21,145)
New Zealand Dollar	1,435,162	United States Dollar	995,153	5/10/2022	(68,587)
New Zealand Dollar	1,118,591	Norwegian Krone	6,781,094	5/10/2022	(796)
United States Dollar	322,000	Canadian Dollar	403,623	5/10/2022	7,822
Citigroup
United States Dollar	268,000	Polish Zloty	1,149,850	5/10/2022	8,918
United States Dollar	5,415,556	Mexican Peso	108,003,874	5/10/2022	134,680
United States Dollar	1,966,634	South African Rand	28,921,202	5/10/2022	137,618
Australian Dollar	8,382,715	United States Dollar	6,301,162	5/10/2022	(377,284)
United States Dollar	636,132	South Korean Won	779,370,000	5/10/2022	15,631
Chinese Yuan Renminbi	2,888,844	United States Dollar	436,000	5/10/2022	(1,560)
Goldman Sachs
Israeli Shekel	2,380,000	United States Dollar	740,269	5/10/2022	(27,049)
Indonesian Rupiah	31,056,789,000	United States Dollar	2,140,519	6/15/2022	(4,488)
Euro	119,795	Chinese Yuan Renminbi	845,468	5/10/2022	(711)
Indonesian Rupiah	31,056,789,000	United States Dollar	2,144,806	5/10/2022	(4,046)
United States Dollar	2,146,882	Indonesian Rupiah	31,056,789,000	5/10/2022	6,122
New Zealand Dollar	987,404	Euro	629,000	5/10/2022	(26,377)
Euro	1,824,000	United States Dollar	1,967,694	5/10/2022	(42,599)
United States Dollar	3,430,075	Euro	3,158,690	5/10/2022	96,316
Chinese Yuan Renminbi	18,245,942	United States Dollar	2,838,000	5/10/2022	(94,075)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs(continued)
United States Dollar	335,000	Chinese Yuan Renminbi	2,190,958	5/10/2022	5,512
New Zealand Dollar	2,057,605	United States Dollar	1,413,000	5/10/2022	(84,574)
United States Dollar	1,413,000	New Zealand Dollar	2,083,519	5/10/2022	67,844
United States Dollar	5,126,000	Japanese Yen	629,818,804	5/10/2022	271,128
Thai Baht	60,850,000	United States Dollar	1,817,503	5/10/2022	(40,684)
HSBC
Australian Dollar	617,871	Euro	420,113	5/10/2022	(6,762)
United States Dollar	905,936	Indian Rupee	69,594,000	5/10/2022	(3,297)
Chinese Yuan Renminbi	154,923,142	United States Dollar	24,280,721	5/10/2022	(768,672)
British Pound	520,592	Euro	629,000	5/10/2022	(9,254)
Swiss Franc	2,325,770	United States Dollar	2,515,340	5/10/2022	(123,225)
Euro	1,317,514	New Zealand Dollar	2,100,285	5/10/2022	34,556
New Zealand Dollar	1,058,370	Euro	674,000	5/10/2022	(28,054)
United States Dollar	1,085,000	Canadian Dollar	1,357,231	5/10/2022	28,540
Japanese Yen	21,823,723	Euro	161,052	5/10/2022	(1,753)
United States Dollar	4,184,898	Singapore Dollar	5,680,000	5/10/2022	77,891
Australian Dollar	1,000,000	United States Dollar	708,515	5/10/2022	(1,837)
Swedish Krona	20,737,272	United States Dollar	2,216,105	5/10/2022	(103,706)
Chinese Yuan Renminbi	8,710,000	United States Dollar	1,361,884	5/10/2022	(52,026)
United States Dollar	2,746,000	Chinese Yuan Renminbi	17,940,270	5/10/2022	48,043
Norwegian Krone	6,727,701	New Zealand Dollar	1,110,000	5/10/2022	650
United States Dollar	12,833,470	Euro	11,787,732	5/10/2022	392,405
Japanese Yen	3,355,124,666	United States Dollar	27,364,313	5/10/2022	(1,501,794)
Colombian Peso	1,969,000,000	United States Dollar	519,416	5/10/2022	(22,871)
J.P. Morgan Securities
British Pound	1,049,158	United States Dollar	1,373,000	5/10/2022	(53,757)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities(continued)
United States Dollar	2,705,000	British Pound	2,077,931	5/10/2022	92,146
Norwegian Krone	5,040,000	United States Dollar	577,234	5/10/2022	(39,886)
Japanese Yen	540,460,199	United States Dollar	4,376,000	5/10/2022	(209,937)
United States Dollar	3,103,000	Japanese Yen	392,991,311	5/10/2022	73,680
United States Dollar	386,174	Thai Baht	12,960,000	5/10/2022	7,742
Danish Krone	7,000,000	United States Dollar	1,040,207	5/10/2022	(47,061)
Polish Zloty	4,260,000	United States Dollar	1,009,724	5/10/2022	(49,868)
Australian Dollar	380,181	United States Dollar	284,000	5/10/2022	(15,334)
Canadian Dollar	1,450,368	United States Dollar	1,157,042	5/10/2022	(28,085)
United States Dollar	4,281,160	Canadian Dollar	5,359,343	5/10/2022	109,481
United States Dollar	6,714,000	Chinese Yuan Renminbi	42,925,975	5/10/2022	258,556
Euro	6,282,472	United States Dollar	6,864,000	5/10/2022	(233,323)
United States Dollar	3,062,990	Euro	2,835,037	5/10/2022	70,822
Gross Unrealized Appreciation					2,241,358
Gross Unrealized Depreciation					(5,262,149)

See notes to financial statements.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
USD - 3 Month LIBOR	USD Fixed at 0.97	6/28/2026	13,875,000	1,073,560
USD - 3 Month LIBOR	USD Fixed at 1.63	4/16/2031	36,925,000	3,736,634
Gross Unrealized Appreciation				4,810,194

USD—United States Dollar

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps
Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation)($)
Purchased Contracts:[1]
Markit CDX North America High Yield Index Series 38Paid Fixed Rate of 5.00% 3 Month	6/20/2027	11,920,000	(245,827)	(187,734)	(58,093)
Gross Unrealized Depreciation				(58,093)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $578,850)—Note 1(c):
Unaffiliated issuers	282,690,458	250,467,558
Affiliated issuers	1,818,971	1,818,971
Cash denominated in foreign currency	3,492,863	3,473,303
Cash collateral held by broker—Note 4		7,560,013
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		2,241,358
Dividends, interest and securities lending income receivable		1,514,215
Receivable for shares of Beneficial Interest subscribed		217,392
Receivable for swap variation margin—Note 4		171,212
Receivable for investment securities sold		83,076
Tax reclaim receivable—Note 1(b)		3,315
Prepaid expenses		41,843
		267,592,256
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		120,151
Cash overdraft due to Custodian		776,394
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		5,262,149
Payable for investment securities purchased		4,217,370
Outstanding options written, at value (premiums received $543,739)—Note 4		755,722
Payable for shares of Beneficial Interest redeemed		576,113
Payable for futures variation margin—Note 4		8,665
Trustees’ fees and expenses payable		8,100
Interest payable—Note 2		157
Other accrued expenses		158,632
		11,883,453
Net Assets ($)		255,708,803
Composition of Net Assets ($):
Paid-in capital		463,434,740
Total distributable earnings (loss)		(207,725,937)
Net Assets ($)		255,708,803

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	31,030,523	2,157,253	186,405,757	36,115,270
Shares Outstanding	2,421,454	175,525	14,273,654	2,760,191
Net Asset Value Per Share ($)	12.81	12.29	13.06	13.08

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2022 (Unaudited)

Investment Income ($):
Income:
Interest (net of $55,999 foreign taxes withheld at source)	2,275,007
Dividends from affiliated issuers	3,282
Income from securities lending—Note 1(c)	5,285
Total Income	2,283,574
Expenses:
Management fee—Note 3(a)	752,785
Shareholder servicing costs—Note 3(c)	366,850
Professional fees	53,522
Registration fees	32,450
Custodian fees—Note 3(c)	24,659
Prospectus and shareholders’ reports	24,088
Trustees’ fees and expenses—Note 3(d)	14,755
Chief Compliance Officer fees—Note 3(c)	10,209
Distribution fees—Note 3(b)	9,365
Loan commitment fees—Note 2	1,481
Interest expense—Note 2	157
Miscellaneous	19,810
Total Expenses	1,310,131
Less—reduction in expenses due to undertaking—Note 3(a)	(178,649)
Net Expenses	1,131,482
Net Investment Income	1,152,092
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(12,156,767)
Net realized gain (loss) on futures	2,616,913
Net realized gain (loss) on options transactions	(10,385)
Net realized gain (loss) on forward foreign currency exchange contracts	(1,535,997)
Net realized gain (loss) on swap agreements	256,445
Net Realized Gain (Loss)	(10,829,791)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(29,580,879)
Net change in unrealized appreciation (depreciation) on futures	199,445
Net change in unrealized appreciation (depreciation) on options transactions	(145,288)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(3,383,025)
Net change in unrealized appreciation (depreciation) on swap agreements	5,139,334
Net Change in Unrealized Appreciation (Depreciation)	(27,770,413)
Net Realized and Unrealized Gain (Loss) on Investments	(38,600,204)
Net (Decrease) in Net Assets Resulting from Operations	(37,448,112)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations ($):
Net investment income	1,152,092	3,849,009
Net realized gain (loss) on investments	(10,829,791)	20,256,192
Net change in unrealized appreciation (depreciation) on investments	(27,770,413)	(24,569,408)
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,448,112)	(464,207)
Distributions ($):
Distributions to shareholders:
Class A	(536,157)	(1,064,518)
Class C	(26,650)	(166,033)
Class I	(3,277,704)	(6,996,254)
Class Y	(663,868)	(1,841,023)
Total Distributions	(4,504,379)	(10,067,828)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,842,950	12,424,807
Class C	13,121	74,088
Class I	34,177,847	57,054,309
Class Y	2,926,046	11,304,272
Distributions reinvested:
Class A	491,834	960,971
Class C	23,557	158,251
Class I	2,826,155	6,113,196
Class Y	653,326	1,755,686
Cost of shares redeemed:
Class A	(7,282,996)	(14,026,251)
Class C	(359,965)	(5,747,011)
Class I	(48,725,364)	(101,204,458)
Class Y	(7,915,272)	(37,258,624)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(21,328,761)	(68,390,764)
Total Increase (Decrease) in Net Assets	(63,281,252)	(78,922,799)
Net Assets ($):
Beginning of Period	318,990,055	397,912,854
End of Period	255,708,803	318,990,055

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	129,311	801,549
Shares issued for distributions reinvested	33,682	60,783
Shares redeemed	(518,374)	(907,597)
Net Increase (Decrease) in Shares Outstanding	(355,381)	(45,265)
Class Cb
Shares sold	954	4,937
Shares issued for distributions reinvested	1,681	10,357
Shares redeemed	(25,830)	(383,555)
Net Increase (Decrease) in Shares Outstanding	(23,195)	(368,261)
Class Ia
Shares sold	2,336,559	3,617,074
Shares issued for distributions reinvested	190,013	380,363
Shares redeemed	(3,408,695)	(6,415,981)
Net Increase (Decrease) in Shares Outstanding	(882,123)	(2,418,544)
Class Y
Shares sold	199,834	714,046
Shares issued for distributions reinvested	43,856	109,005
Shares redeemed	(555,184)	(2,377,596)
Net Increase (Decrease) in Shares Outstanding	(311,494)	(1,554,545)

[a]

During the period ended April 30, 2022, 468 Class A shares representing $5,982 were exchanged for 459 Class I shares and during the period ended October 31, 2021, 1,292 Class A shares representing $19,238 were exchanged for 1,268 Class I shares.

[b]

During the period ended April 30, 2022, 520 Class C shares representing $7,182 were automatically converted to 500 Class A shares and during the period ended October 31, 2021, 3,984 Class C shares representing $59,788 were automatically converted to 3,833 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2022		Year Ended October 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.81	15.33	15.04	14.68	16.09	15.35
Investment Operations:
Net investment income[a]	.03	.12	.12	.23	.41	.25
Net realized and unrealized gain (loss) on investments	(1.83)	(.25)	.17[b]	.51	(1.17)	.54
Total from Investment Operations	(1.80)	(.13)	.29	.74	(.76)	.79
Distributions:
Dividends from net investment income	(.20)	(.39)	-	(.38)	(.65)	(.05)
Net asset value, end of period	12.81	14.81	15.33	15.04	14.68	16.09
Total Return (%)[c]	(12.28)[d]	(1.03)	1.93	5.10	(4.90)	5.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97[e]	1.80	1.66	1.41	1.29	1.35
Ratio of net expenses to average net assets	1.02[e]	1.02	1.02	1.02	1.02	1.35
Ratio of net investment income to average net assets	.48[e]	.77	.83	1.53	2.59	1.64
Portfolio Turnover Rate	71.64[d]	141.06	103.49	107.73	95.31	118.36
Net Assets, end of period ($ x 1,000)	31,031	41,115	43,274	55,243	56,842	73,657

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2022		Year Ended October 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.20	14.76	14.58	14.28	15.67	14.97
Investment Operations:
Net investment income (loss)[a]	(.02)	.01	.03	.13	.31	.18
Net realized and unrealized gain (loss) on investments	(1.75)	(.26)	.15[b]	.50	(1.14)	.53
Total from Investment Operations	(1.77)	(.25)	.18	.63	(.83)	.71
Distributions:
Dividends from net investment income	(.14)	(.31)	-	(.33)	(.56)	(.01)
Net asset value, end of period	12.29	14.20	14.76	14.58	14.28	15.67
Total Return (%)[c]	(12.65)[d]	(1.78)	1.23	4.51	(5.56)	4.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.77[e]	1.73	1.71	1.68	1.65	1.79
Ratio of net expenses to average net assets	1.77[e]	1.73	1.71	1.68	1.65	1.79
Ratio of net investment income (loss) to average net assets	(.24)[e]	.07	.21	.94	1.99	1.20
Portfolio Turnover Rate	71.64[d]	141.06	103.49	107.73	95.31	118.36
Net Assets, end of period ($ x 1,000)	2,157	2,823	8,368	16,745	31,007	38,224

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2022		Year Ended October 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.09	15.59	15.24	14.85	16.28	15.48
Investment Operations:
Net investment income[a]	.06	.17	.18	.29	.49	.35
Net realized and unrealized gain (loss) on investments	(1.87)	(.26)	.17[b]	.50	(1.18)	.54
Total from Investment Operations	(1.81)	(.09)	.35	.79	(.69)	.89
Distributions:
Dividends from net investment income	(.22)	(.41)	-	(.40)	(.74)	(.09)
Net asset value, end of period	13.06	15.09	15.59	15.24	14.85	16.28
Total Return (%)	(12.18)[c]	(.71)	2.30	5.49	(4.53)	5.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.70	.69	.66	.63	.75
Ratio of net expenses to average net assets	.72[d]	.70	.69	.66	.63	.75
Ratio of net investment income to average net assets	.80[d]	1.10	1.21	1.94	3.09	2.23
Portfolio Turnover Rate	71.64[c]	141.06	103.49	107.73	95.31	118.36
Net Assets, end of period ($ x 1,000)	186,406	228,633	274,030	478,195	816,809	657,117

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2022		Year Ended October 31,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.11	15.62	15.25	14.85	16.29	15.49
Investment Operations:
Net investment income[a]	.06	.19	.19	.30	.50	.37
Net realized and unrealized gain (loss) on investments	(1.87)	(.28)	.18[b]	.52	(1.19)	.53
Total from Investment Operations	(1.81)	(.09)	.37	.82	(.69)	.90
Distributions:
Dividends from net investment income	(.22)	(.42)	-	(.42)	(.75)	(.10)
Net asset value, end of period	13.08	15.11	15.62	15.25	14.85	16.29
Total Return (%)	(12.07)[c]	(.65)	2.36	5.65	(4.52)	5.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[d]	.61	.59	.57	.56	.68
Ratio of net expenses to average net assets	.63[d]	.61	.59	.57	.56	.68
Ratio of net investment income to average net assets	.89[d]	1.18	1.25	1.99	3.14	2.30
Portfolio Turnover Rate	71.64[c]	141.06	103.49	107.73	95.31	118.36
Net Assets, end of period ($ x 1,000)	36,115	46,419	72,241	77,966	89,726	72,325

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return through capital appreciation and income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”) a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swaps agreements are valued by a Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	13,064,843	-	13,064,843
Collateralized Loan Obligations	-	4,578,637	-	4,578,637
Commercial Mortgage-Backed	-	6,291,545	-	6,291,545
Corporate Bonds	-	35,340,053	-	35,340,053
Foreign Governmental	-	179,061,584	-	179,061,584

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Investments in Securities:†(continued)
Investment Companies	1,818,971	-	-	1,818,971
U.S. Government Agencies Collateralized Mortgage Obligations	-	601,328	-	601,328
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	230,259	-	230,259
U.S. Treasury Securities	-	10,788,422	-	10,788,422
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	2,241,358	-	2,241,358
Futures††	913,520	-	-	913,520
Options Purchased	-	510,887	-	510,887
Swap Agreements††	-	4,810,194	-	4,810,194
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(5,262,149)	-	(5,262,149)
Futures††	(1,172,572)	-	-	(1,172,572)
Options Written	(156,765)	(598,957)	-	(755,722)
Swap Agreements††	-	(58,093)	-	(58,093)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2022, BNY Mellon earned $720 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry or country.

The fund invests in collateralized loan obligations (“CLO”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk. The fund will not invest in CLO equity tranches.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 29, 2022, the Board declared a cash dividend of $.060, $.037, $.071 and $.074 per share from undistributed net investment income for Class A, Class C, Class I and Class Y shares, respectively, payable on May 2, 2022, to shareholders of record as of the close of business on April 29, 2022. The ex-dividend date was May 2, 2022.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $166,603,515 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2021. The fund has $106,582,554 of short-term capital losses and $60,020,961 of long-term capital losses which can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2021 was as follows: ordinary income $10,067,828. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2022 was approximately $24,862 with a related weighted average annualized interest rate of 1.27%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser and the Trust, the Trust has agreed to pay the Adviser a management fee computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2021 through March 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the Class A shares of the fund, so that the direct expenses of Class A shares (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed .77% of the value of the fund’s average daily net assets. On or after March 1, 2023, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $178,649 during the period ended April 30, 2022.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average daily net assets.

During the period ended April 30, 2022, the Distributor retained $5 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2022, Class C shares were charged $9,365 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2022, Class A and Class C shares were charged $46,922 and $3,122, respectively, pursuant to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2022, the fund was charged $20,660 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2022, the fund was charged $24,659 pursuant to the custody agreement.

During the period ended April 30, 2022, the fund was charged $10,209 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $111,604, Distribution Plan fees of $1,380, Shareholder Services Plan fees of $7,104, Custodian fees of $16,800, Chief Compliance Officer fees of $7,335 and Transfer Agent fees of $5,255, which are offset against an expense reimbursement currently in effect in the amount of $29,327.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended April 30, 2022, amounted to $207,195,745 and $228,576,706, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange guarantees the futures against default. Futures open at April 30, 2022 are set forth in the Statement of Investments.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rate, currency or as a substitute for an investment. The fund is subject to market risk, currency risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Swaptions purchase and write options on swaps (“swaptions”) primarily preserve a return or spread on a particular investment or portion of the fund holdings. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Options purchased and written open at April 30, 2022 are set forth in the Statement of Investments.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2022 are set forth in the Statement of Investments.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at April 30, 2022 are set forth in the Statement of Investments.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Swap Agreements, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2022 are set forth in the Statement of Investments.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2022 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	5,723,714	[1,2]	Interest rate risk	(1,329,337)	[1,3]
Foreign exchange risk	2,638,714	[4,5]	Foreign exchange risk	(5,665,487)	[3,5]
Credit risk	113,531	[4]	Credit risk	(253,712)	[2,3]
Gross fair value of derivative contracts	8,475,959			(7,248,536)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap
Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[3]			Outstanding options written, at value.
[4]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[5]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2022 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	2,616,913		-		-		(13,311)		2,603,602
Foreign exchange	-		(10,385)		(1,535,997)		-		(1,546,382)
Credit	-		-		-		269,756		269,756
Total	2,616,913		(10,385)		(1,535,997)		256,445		1,326,976

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	199,445		15,690		-		5,183,571		5,398,706
Foreign exchange	-		(116,469)		(3,383,025)		-		(3,499,494)
Credit	-		(44,509)		-		(44,237)		(88,746)
Total	199,445		(145,288)		(3,383,025)		5,139,334		1,810,466

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net change in unrealized appreciation (depreciation) on futures.
[6]	Net change in unrealized appreciation (depreciation) on options transactions.
[7]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2022, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	913,520	(1,172,572)
Options	510,887	(755,722)
Forward contracts	2,241,358	(5,262,149)
Swaps	4,810,194	(58,093)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	8,475,959	(7,248,536)
Derivatives not subject to
Master Agreements	(5,723,714)	1,387,430
Total gross amount of assets
and liabilities subject to
Master Agreements	2,752,245	(5,861,106)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2022:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Barclays Capital	354,014		(354,014)	-		-
Citigroup	350,752		(350,752)	-		-
Goldman Sachs	852,967		(654,405)	-		198,562
HSBC	582,085		(582,085)	-		-
J.P. Morgan Securities	612,427		(612,427)	-		-
Total	2,752,245		(2,553,683)	-		198,562

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Barclays Capital	(1,436,730)		354,014	1,082,716		-
Citigroup	(469,469)		350,752	-		(118,717)
Goldman Sachs	(654,405)		654,405	-		-
HSBC	(2,623,251)		582,085	1,641,000		(400,166)
J.P. Morgan Securities	(677,251)		612,427	-		(64,824)
Total	(5,861,106)		2,553,683	2,723,716		(583,707)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2022:

Average Market Value ($)
Interest rate futures	136,034,223
Interest rate options contracts	22,395
Foreign currency options contracts	267,657
Forward contracts	180,295,010
Credit options contracts	47,110

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2022:

Average Notional Value ($)
Interest rate swap agreements	53,596,429
Credit default swap agreements	18,081,906

At April 30, 2022, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $30,962,625, consisting of $8,811,884 gross unrealized appreciation and $39,774,509 gross unrealized depreciation.

At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 2-3, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional international income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international income funds (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional international income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the one- and ten-year periods, at the Performance Group median for the five-year period, and below the Performance Group median for the two-, three- and four-year periods and the Performance Universe median for each period, except the ten-year period when the fund’s performance was above the Performance Universe median.

The Board also considered that the fund’s yield performance was above the Performance Group medians for seven of the ten one-year periods ended December 31st and at the Performance Group median for the other periods, and above the Performance Universe median for seven of the ten one-year periods ended December 31st, including, in each case, in the most recent one-year period. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and equal to the Expense Universe median actual management fee and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Class A shares (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .77% of the fund’s average daily net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon International Bond Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DIBAX Class C: DIBCX Class I: DIBRX Class Y: DIBYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6091SA0422

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: June 17, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: June 17, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)